Share Capital - Schedule of Share Based Compensation, Stock Appreciation Rights (Details) (Details) - Stock Appreciation Rights (SARs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)	2,325,800	250,800
Ending balance (in shares)		2,325,800	250,800
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 1.14	$ 2.35
Weighted average grant date fair value, ending balance (in dollars per share)		1.14	$ 2.35
Weighted average exercise price, beginning balance (in dollars per share)	$ 3.07	6.60
Weighted average exercise price, ending balance (in dollars per share)		$ 3.07	6.60
Vested (in shares)		0
Weighted average grant date fair value, granted (in dollars per share)		$ 1.04	$ 2.35
Weighted average exercise price, vested (in dollars per share)		$ 3.07
Granted (in shares)		2,425,000
Weighted average grant date fair value, vested (in dollars per share)		$ 0
Weighted average exercise price, granted (in dollars per share)		$ 0
Exercised (in shares)		0
Weighted average grant date fair value, forfeited (in dollars per share)		$ 1.31
Weighted average exercise price, exercised (in dollars per share)		$ 5.57
Forfeited (in shares)	0	(350,000)
Weighted average exercise price, forfeited (in dollars per share)		$ 0